[Transamerica Financial Life Insurance Company Letterhead]

March 17, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA QNY
File No. 811-07793, CIK: 0001021447
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA QNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Huntington VA Funds, J.P. Morgan Series Trust II, Janus Aspen Series, Liberty Variable Investment Trust, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, Oppenheimer Variable Account Funds, Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 10, 2005, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 25, 2005, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 10, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 25, 2005, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 23, 2005, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On February 24, 2005, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

Securities and Exchange Commission

March 17, 2005

•	On February 25, 2005, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 9, 2005, Huntington VA Funds filed its annual report with the Commission via EDGAR (CIK: 0001091462);

•	On March 11, 2005, J.P. Morgan Series Trust II filed its annual report with the Commission via EDGAR (CIK: 0000916118);

•	On February 25, 2005, Janus Aspen Series – Service Shares filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 10, 2005, Liberty Variable Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000898445);

•	On March 4, 2005, MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 10, 2005, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On February 25 and 28, 2005, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 25, 2005 and March 2 and 3, 2005, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384); and

•	On March 4, 2005, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Financial Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group